Basis of preparation	6 Months Ended
Jun. 30, 2018
Basis of preparation [abstract]
Basis of preparation
1. Basis of preparation
These Condensed Interim Consolidated Financial Statements for the three and six-month period ended June 30, 2018, were prepared in accordance with International Accounting Standard 34 Interim Financial Reporting and accounting policies set out in the 2017 Annual Report published on January 24, 2018, except for the changes to the accounting policies related to Revenues, Marketable securities and non-current financial assets. These accounting policies have changed as of January 1, 2018, due to the adoption of the new IFRS standards IFRS 9 Financial Instruments and IFRS 15 Revenues from Contracts with Customers. The updated accounting policies are disclosed in Note 2 to these condensed interim consolidated financial statements.